Discontinued operation, Net Assets and Profit Relating to Atalla (Details) - USD ($) $ in Millions			12 Months Ended			18 Months Ended
	Nov. 05, 2018	May 18, 2018	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Non-current assets [Abstract]
Goodwill			$ 3,835.4	$ 6,671.3	[1]
Property, plant and equipment			93.7	140.5	[1]	$ 144.3
Total non-current assets			9,605.0	12,846.7	[1]
Current liabilities			(1,788.3)	(1,802.0)	[1]
Profit on disposal of business [Abstract]
Disposal proceeds			1.3	20.0	[1]	0.0 [1]
Profit on disposal			$ 0.0	$ (3.7)		$ 0.0
Atalla [Member]
Net Assets disposed and Profit disposal on business [Abstract]
Cash consideration		$ 20.0
Non-current assets [Abstract]
Goodwill	$ 28.0
Property, plant and equipment	0.3
Total non-current assets	28.3
Deferred income	(12.0)
Current liabilities	(12.0)
Net assets disposed	16.3
Profit on disposal of business [Abstract]
Disposal proceeds	20.0
Net assets disposed	(16.3)
Profit on disposal	$ 3.7

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.